Debt securities - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) strategy business_model	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of financial assets [line items]
Decrease in financial assets at fair value through other comprehensive income	€ 22,839
Increase in financial assets at amortised cost	€ 37,846
Number of new business models | business_model	2
Number of different strategies | strategy	2
Optimisation of excess liquidity strategy	€ 16,800
Management of the maturity of balance sheet strategy	14,500
Financial assets	193,716	€ 163,853	€ 176,554
Debt securities
Disclosure of financial assets [line items]
Financial assets	193,716	163,853	176,554
Gross carrying amount | Debt securities
Disclosure of financial assets [line items]
Financial assets	193,942	164,068	176,838
Gross carrying amount | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	148,384	133,437	134,792
Gross carrying amount | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	75	128	72
Gross carrying amount | Financial instruments credit-impaired | Debt securities
Disclosure of financial assets [line items]
Financial assets	404	280	401
Gross carrying amount | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	404	280	401
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(226)	(215)	(284)
Accumulated impairment | Debt securities
Disclosure of financial assets [line items]
Financial assets	(226)	(215)	(284)	€ (474)
Accumulated impairment | Financial instruments not credit-impaired | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Financial assets	(25)	(26)	(25)
Accumulated impairment | Financial instruments not credit-impaired | Stage 2 and 3 | Debt securities
Disclosure of financial assets [line items]
Financial assets	(2)	(8)	(2)
Accumulated impairment | Financial instruments credit-impaired | Stage 2 and 3 | Debt securities
Disclosure of financial assets [line items]
Financial assets	€ (199)	€ (181)	€ (257)